Santander Group - Agreement with Santander Asset Management and Sale of Allfunds (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	Dec. 22, 2017	Nov. 16, 2016
Disclosure of detailed information about business combination [line items]
Proceeds from sale of equity method investment			€ 686	€ 2,327		€ 883
Proportion of share capital in disposal group sold	25.00%
Allfunds Bank Sa
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest not held by entity		50.00%
Proportion of ownership interest in joint venture to be sold	100.00%	100.00%				100.00%
Proceeds from sale of equity method investment	€ 501					€ 501
Proportion of share capital in disposal group sold	25.00%
Net gain on disposal of investment	€ 297					€ 425
Santander Asset Management (SAM)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								50.00%
Consideration transferred, acquisition-date fair value								€ 545
Assumed financing								439
Goodwill recognised as of acquisition date								1,173
Identifiable intangible assets recognised as of acquisition date								320
Financial assets recognised as of acquisition date								181
Deferred tax assets recognised as of acquisition date								€ 176
Societe Financiere De Banque S O F I B [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							50.00%

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).